UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO  JULY 12, 2009


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:        $95,400


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AARON'S, INC.                  COM              002535201     1137    38140 SH       DEFINED                     0        0    38140
ABBOTT LABORATORIES            COM              002824100     2150    45715 SH       DEFINED                     0        0    45715
AMEDISYS INC                   COM              023436108     1152    34880 SH       DEFINED                     0        0    34880
AMERISAFE INC                  COM              03071H100      672    43160 SH       DEFINED                     0        0    43160
AMGEN INC                      COM              031162100     3116    58850 SH       DEFINED                     0        0    58850
APOLLO GROUP INC CL A          COM              037604105     2593    36460 SH       DEFINED                     0        0    36460
CEPHALON INC                   COM              156708109     1311    23140 SH       DEFINED                     0        0    23140
CERNER CORP                    COM              156782104     1109    17805 SH       DEFINED                     0        0    17805
CLOROX CO                      COM              189054109     2522    45170 SH       DEFINED                     0        0    45170
COGNIZANT TECH SOL CL A        COM              192446102     4268   159850 SH       DEFINED                     0        0   159850
CONOCOPHILLIPS                 COM              20825C104     2047    48660 SH       DEFINED                     0        0    48660
CUBIC CORP                     COM              229669106     1257    35120 SH       DEFINED                     0        0    35120
CYBERONICS INC                 COM              23251P102     1173    70515 SH       DEFINED                     0        0    70515
DANAHER CORP                   COM              235851102     3698    59890 SH       DEFINED                     0        0    59890
DAVITA INC                     COM              23918K108     2398    48475 SH       DEFINED                     0        0    48475
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205      881    49170 SH       DEFINED                     0        0    49170
EXPRESS SCRIPTS INC            COM              302182100     3330    48440 SH       DEFINED                     0        0    48440
FLIR SYSTEMS INC               COM              302445101     1086    48160 SH       DEFINED                     0        0    48160
FACTSET RESEARCH SYSTEMS INC   COM              303075105      941    18870 SH       DEFINED                     0        0    18870
GEN DYNAMICS CORP              COM              369550108     2380    42960 SH       DEFINED                     0        0    42960
HANSEN NATURAL CORP            COM              411310105      898    29110 SH       DEFINED                     0        0    29110
HEALTHSOUTH CORP NEW           COM              421924309      650    45000 SH       DEFINED                     0        0    45000
HEWLETT PACKARD CORP           COM              428236103     3707    95900 SH       DEFINED                     0        0    95900
ITT EDUCATIONAL SVCS INC       COM              45068B109     1335    13265 SH       DEFINED                     0        0    13265
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205      906    40140 SH       DEFINED                     0        0    40140
JOS A BANK CLOTHIERS INC       COM              480838101      934    27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101     2741   124310 SH       DEFINED                     0        0   124310
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1158    37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4027    70045 SH       DEFINED                     0        0    70045
NETFLIX INC                    COM              64110L106     1079    26100 SH       DEFINED                     0        0    26100
NEW JERSEY RES CORP            COM              646025106     1362    36780 SH       DEFINED                     0        0    36780
NIKE INC CL B                  COM              654106103     3773    72870 SH       DEFINED                     0        0    72870
NORFOLK SOUTHERN CORP          COM              655844108     2068    54890 SH       DEFINED                     0        0    54890
NSTAR                          COM              67019E107     1274    39690 SH       DEFINED                     0        0    39690
OMNICARE INC                   COM              681904108     1012    39290 SH       DEFINED                     0        0    39290
OWENS & MINOR INC (NEW)        COM              690732102     1665    38000 SH       DEFINED                     0        0    38000
PANERA BREAD COMP CL A         COM              69840W108      855    17150 SH       DEFINED                     0        0    17150
PETMED EXPRESS INC             COM              716382106      879    58510 SH       DEFINED                     0        0    58510
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1049    45160 SH       DEFINED                     0        0    45160
PRECISION CASTPARTS CORP       COM              740189105     2673    36605 SH       DEFINED                     0        0    36605
QUEST DIAGNOSTICS INC          COM              74834L100     3807    67460 SH       DEFINED                     0        0    67460
ROSS STORES INC.               COM              778296103      934    24190 SH       DEFINED                     0        0    24190
ST JUDE MEDICAL INC            COM              790849103     3979    96805 SH       DEFINED                     0        0    96805
SYBASE INC                     COM              871130100     1009    32210 SH       DEFINED                     0        0    32210
SYNAPTICS INC                  COM              87157D109      894    23140 SH       DEFINED                     0        0    23140
TJX COS INC NEW                COM              872540109     4852   154220 SH       DEFINED                     0        0   154220
TETRA TECH INC                 COM              88162G103     1265    44150 SH       DEFINED                     0        0    44150
TEXAS INSTRUMENTS INC          COM              882508104     3545   166420 SH       DEFINED                     0        0   166420
TOWER GROUP INC                COM              891777104      970    39140 SH       DEFINED                     0        0    39140
WATSON PHARMACEUTICALS         COM              942683103      879    26090 SH       DEFINED                     0        0    26090